Long-term debt (Tables) - Seaspan [Member]	12 Months Ended
Dec. 31, 2019
Debt Instrument [Line Items]
Schedule of Long-Term Debt

	2019	2018
Revolving credit facilities (a) (c) (d)	$867.0	788.2
Term loan credit facilities (b) (c) (d)	1,799.4	2,158.7
Senior unsecured notes (e)	80.0	400.4
2025 Notes and 2026 Notes (f)	500.0	250.0
	3,246.4	3,597.3
Fair value adjustment on term loan credit facilities (b)	(0.1)	(2.3)
Debt discount on 2025 Notes and 2026 Notes (f)	(150.9)	(83.4)
Deferred financing fees	(34.8)	(24.1)
Long-term debt	3,060.6	3,487.5
Current portion of long-term debt	(363.7)	(722.6)
Long-term debt	$2,696.9	2,764.9

Schedule of Future Minimum Repayments of Revolving Credit Facilities and Term Loans

The following is a schedule of future minimum repayments of Revolvers as of December 31, 2019:

2020	$197.9
2021	50.7
2022	387.4
2023	72.6
2024	158.4
Thereafter	-
$867.0

The following is a schedule of future minimum repayments of Term Loans as of December 31, 2019:

2020	$168.4
2021	252.5
2022	154.3
2023	243.4
2024	840.0
Thereafter	140.8
$1,799.4